Debts_Details Of Borrowings(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 19,969,328	₩ 16,846,072
Borrowings in Korean won
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	10,405,475	9,692,866
Bank of Korea Act
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,672,714	1,888,880
Bank of Korea Act | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.50%
Bank of Korea Act | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.75%
SEMAS and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,745,940	1,726,543
SEMAS and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.00%
Shinhan Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 100,100	36,806
Shinhan Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	2.99%
Shinhan Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.45%
The Korea Development Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,852,953	1,631,376
The Korea Development Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.22%
The Korea Development Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	5.00%
The Korea Development Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 5,033,768	4,409,261
The Korea Development Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	5.20%
Borrowings in foreign currencies
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 9,563,853	7,153,206
Commerzbank AG and Others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 13,353	19,820
Commerzbank AG and Others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Commerzbank AG and Others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and Others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 7,521,197	5,470,569
Central Bank of Uzbekistan and Others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and Others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	8.15%
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 18,725	76,134
The Export-Import Bank of Korea and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.20%
The Export-Import Bank of Korea and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.94%
Standard Chartered Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 2,010,578	₩ 1,586,683
Standard Chartered Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Standard Chartered Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%